Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movements in the carrying amounts of intangible assets and goodwill for the periods presented:

	TCCC franchise intangible	Brands	Software	Customer relationships	Non-TCCC franchise intangible	Assets under construction	Total intangibles	Goodwill
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2020	8,078	—	382	161	—	69	8,690	2,517
Acquisition of CCL	3,822	211	55	37	149	11	4,285	2,097
Additions	—	—	65	—	—	40	105	—
Disposals	—	—	(23)	—	—	—	(23)	—
Transfers and reclassifications	—	—	74	—	—	(74)	—	—
Assets held for sale	—	(189)	—	—	—	—	(189)	—
Currency translation adjustments	108	—	18	(1)	—	1	126	9
As at 31 December 2021	12,008	22	571	197	149	47	12,994	4,623
Additions	—	—	40	1	—	63	104	—
Disposals	—	—	(27)	—	—	(1)	(28)	—
Transfers and reclassifications	—	11	39	—	—	(38)	12	—
Currency translation adjustments	(134)	6	(2)	(3)	(1)	(2)	(136)	(23)
As at 31 December 2022	11,874	39	621	195	148	69	12,946	4,600
Accumulated amortisation:
As at 31 December 2020	—	—	(233)	(43)	—	—	(276)	—
Amortisation expense	—	—	(75)	(9)	(5)	—	(89)	—
Disposals	—	—	20	—	—	—	20	—
Currency translation adjustments	—	—	(9)	(1)	—	—	(10)	—
As at 31 December 2021	—	—	(297)	(53)	(5)	—	(355)	—
Amortisation expense	—	—	(83)	(10)	(8)	—	(101)	—
Disposals	—	—	22	—	—	—	22	—
Currency translation adjustments	—	(7)	(2)	2	—	—	(7)	—
As at 31 December 2022	—	(7)	(360)	(61)	(13)	—	(441)	—
Net book value:
As at 31 December 2020	8,078	—	149	118	—	69	8,414	2,517
As at 31 December 2021	12,008	22	274	144	144	47	12,639	4,623
As at 31 December 2022	11,874	32	261	134	135	69	12,505	4,600

Disclosure of information for cash-generating units
The following table identifies the carrying value of goodwill and indefinite lived intangible assets attributable to each significant CGU of the Group. In addition to the significant CGUs of the Group, as at 31 December 2022 the Group had other CGUs with total indefinite-lived intangible assets of €1,369 million and goodwill of €380 million.

	Year ended 31 December
	2022		2021
	Indefinite lived intangible assets	Goodwill	Indefinite lived intangible assets	Goodwill
Cash generating unit	€ million	€ million	€ million	€ million
Iberia	4,289	1,275	4,289	1,275
Australia	2,690	1,450	2,698	1,459
Great Britain	1,646	200	1,740	200
Germany	1,060	748	1,060	748
Pacific(A)	849	547	863	556
(A) Pacific refers to New Zealand and Pacific Islands.
The recoverable amount of each CGU was determined through a value in use calculation, which uses cash flow projections for a five year period. These projections reflect the impact of climate change on our business as well as the mitigating actions and strategies we are undertaking to support our commitment to reach Net Zero emissions by 2040. The key assumptions used in projecting these cash flows were as follows:
•Growth rate and operating margins: Cash flows were projected over four years based on the Group’s strategic business plan. Cash flows for the fifth year and beyond were projected using an inflation-based long-term terminal growth rate between 2.0% and 4.5%.
•Discount rate: A weighted average cost of capital was applied specific to each CGU as a hurdle rate to discount cash flows. The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The following table summarises the pre-tax discount rate attributable to each significant CGU.

	2022	2021
	Pre-tax discount rate	Pre-tax discount rate
Cash generating unit	%	%
Iberia	8.7	9.3
Australia	9.1	—
Great Britain	9.3	9.9
Germany	7.9	9.3
Pacific	9.7	—